VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

September 28, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                 Voya Separate Portfolios Trust (“Registrant”)

SEC File Nos. 333-141111; 811-22025

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectuses and the related Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2017.

Please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649 if you have any questions or comments.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management
Mutual Fund Legal Department

Attachment

cc: Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza

Ropes & Gray LLP